INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Current income tax expense :
Singapore	119	150	190	148
Foreign jurisdictions	-	-	-	-
Total current income tax expense	119	150	190	148

Deferred income tax expense/(benefit):
Singapore	(8)	100	(33)	(26)
Foreign jurisdictions	-	-	-	-
Total deferred income tax expense/(benefit)	(8)	100	(33)	(26)

Total income tax expense	111	250	157	122

Effective tax rate	17.6%	88.7%	4.6%	4.6%

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the years ended December 31,
	2023		2024		2025		2025
	SGD’000%		SGD’000%		SGD’000%		US$’000%
Income before tax expenses:	630		282		3,393		2,639

Tax at Singapore statutory income tax rate of 17%	107	17.0	48	17.0	577	17.0	449	17.0
Reconciling item:
Tax effect of non-taxable incomes	(47)	(7.5)	(293)	(103.9)	(909)	(26.8)	(707)	(26.8)
Tax effect of non-deductible expenses	39	6.2	605	214.5	565	16.7	439	16.7
Tax incentives	-	-	(110)	(38.9)	(133)	(3.9)	(104)	(3.9)
Under provision in prior years	12	1.9	-	-	57	1.6	45	1.6
Income tax expense and effective tax rate	111	17.6	250	88.7	157	4.6	122	4.6

SCHEDULE OF INCOME TAXES PAID, NET OF REFUNDS RECEIVED

Income taxes paid, net of refunds received, consisted of the following:

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Singapore	289	210	72	56
Foreign jurisdictions	-	-	-	-
Total	289	210	72	56